INVESTMENT AND LONG TERM LOANS TO AFFILIATE	12 Months Ended
Dec. 31, 2012
INVESTMENT AND LONG TERM LOANS TO AFFILIATE
NOTE 6:-	INVESTMENT AND LONG TERM LOANS TO AFFILIATE

a.
In August 2008 the Company incorporated a company in Brazil by the name of Pointer do Brazil S.A. ("Pointer Brazil"). As of December 31, 2012, the Company holds 48% of the share capital in Pointer Brazil, with an option to acquire an additional 4%. The option will expire in August 2013.

	December 31,
	2012	2011

Invested in equity	$3,830	$3,830
Accumulated foreign currency translation differences	(153)	(96)
Accumulated net loss	(3,430)	(3,468)

Total investment in affiliate	$247	$266

b.	As of December 31, 2012, Pointer Brazil's total assets and liabilities are $ 5,991 and $ 4,586, respectively. The net gain for the year 2012 is $ 243.

c.	Loans to Pointer Brazil

During 2012 the Company Lend to Pointer Brazil loans in amounts of $434 and $ 286 linked to the Brazilian real. The loans carry an annual interest of 21% and 6% respectively. As of December 31, 2012 the outstanding amount of the loans was $567.